Options	9 Months Ended
Aug. 31, 2020
Share-based Payment Arrangement [Abstract]
Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 2,367,810 based on the number of issued and outstanding common shares as at August 31, 2020. As at August 31, 2020, 1,813,102 options are outstanding and there were 554,708 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the TSX on the last trading day prior to the grant of the option. Options granted under these plans typically have a term of 5 years with a maximum term of 10 years and generally vest over a period of up to three years.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 276,394 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones. A total of 276,394 performance-based stock options have vested as of August 31, 2020. Under the terms of the original agreement these options were to expire in September 2014. Effective March 27, 2014, the Company’s shareholders approved the two-year extension of the performance-based stock option expiry date to September 2016. Effective April 19, 2016, the Company’s shareholders approved a further two-year extension of the performance-based stock option expiry date to September 2018. Effective May 15, 2018, the Company’s shareholders approved a further two-year extension of the performance-based stock option expiry date to September 2020. These options were outstanding as at August 31, 2020.

In the three and nine months ended August 31, 2020, Nil (three and nine months ended August 31, 2019 – Nil and 1,887,000) stock options were granted.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC topic 718. Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options. The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that have an expected life that is more than nine years. For options that have an expected life of less than nine years the Company uses its own volatility. The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on the historical average of the term and historical exercises of the options. The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

Details of stock option transactions in Canadian dollars (“C$”) are as follows:

		August 31, 2020			August 31, 2019
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	2,353,829	8.35	4.30	555,651	31.75	16.69
Granted	-	-	-	1,887,000	0.35	0.26
Expired	(28,800)	18.10	11.00	(31,550)	37.71	17.60
Cancelled	(78,881)	0.38	0.23	-	-	-
Forfeited	(156,652)	0.35	0.22	(6,666)	4.72	2.61
Balance at
end of period	2,089,496	9.31	4.67	2,404,435	8.42	3.78

Options exercisable end of period	1,554,504	12.45	6.19	1,141,431	17.26	7.62

Total unrecognized compensation cost relating to the unvested performance-based stock options at August 31, 2020 is $Nil (August 31, 2019 - $Nil).

For the three and nine months ended August 31, 2020 and 2019, no options were exercised.

The following table summarizes the components of stock-based compensation expense.

Stock-based compensation	Three months ended		Nine months ended
related to:	August 31, 2020	August 31, 2019	August 31, 2020	August 31, 2019
	$	$	$	$

Research and development	10,525	40,517	63,930	172,274
Selling, general and administrative	2,359	10,885	14,935	41,417
	12,884	51,402	78,865	213,691

The Company has estimated its stock option forfeitures to be approximately 4% for three and nine months ended August 31, 2020 (three and nine months ended August 31, 2019 – 4%).